Property and equipment, net	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Property and equipment, net
11.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Gross carrying amount:
Servers, computers and equipment	13,807	14,615
Furniture, fixtures and office equipment	2,209	11,031
Leasehold improvements	5,488	5,548
Motor vehicles	614	614
Total of gross carrying amount	22,118	31,808
Less: accumulated depreciation	(6,217)	(14,891)
Property and equipment, net	15,901	16,917

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were RMB1,788,000, RMB4,035,000 and RMB8,674,000, respectively.